Goodwill (Details) - Schedule of goodwill - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Goodwill [Line Items]
Goodwill	$ 8,865,954	$ 10,084,201
Shennong [Member]
Goodwill [Line Items]
Goodwill	5,622,535	6,288,219
Hekangyuan [Member]
Goodwill [Line Items]
Goodwill	3,243,419	3,627,427
Daji [Member]
Goodwill [Line Items]
Goodwill		$ 168,555